Cost of sales	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cost of sales
26.	Cost of sales

	NOTE	2018	2017	2016
		(Thousands of yen)
Included in cost of sales:
Food and ingredients costs		22,900,261	13,145,137	8,165,277
Lease expense in respect of franchisee properties	17	450,080	403,724	302,219

Total		23,350,341	13,548,861	8,467,496